United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/21

Date of Reporting Period: 12/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2021

High Yield Bond Core Fund
(formerly, High Yield Bond Portfolio)

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the High Yield Bond Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was 5.42%. The total return of the Fund’s shares consisted of 5.58% current income and -0.16% of depreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 5.26% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance were (1) the selection of individual securities, and (2) the allocation among industry sectors.
The following discussion will focus on the Fund’s performance relative to the BHY2%ICI.
MARKET OVERVIEW
The major theme which impacted the high-yield2 market during the reporting period was the ability of the U.S. economy to achieve above trend growth despite several negative factors. The first negative factor was continuous uncertainty about the course of the Covid-19 virus and its impact on the global economy. Early in the year, the introduction of vaccines gave hope that the impact of the virus would decline, and economic functions would return to normal, but the appearance of variants such as Delta and Omicron caused several waves of new cases. This led to an uneven reopening of the global economy. Difficulties in the global supply chain hindered economic performance as well. Another negative factor was the increase in the interest rate3 on U.S. Treasury securities. This increase came in response to confidence in economic growth, signs that inflationary pressures may be more than transitory and indications that the Federal Reserve (the “Fed”) would begin to taper its asset purchases and later begin raising the federal funds target rate. For example, the yield on 5-year U.S. Treasury securities increased 90 basis points (bp) during the year.
Offsetting these negative factors was the very strong financial performance of U.S. high-yield issuers. This can be seen in the decline in the default rate for high-yield securities which fell below 1%, and a substantially higher number of credit rating agency upgrades of high-yield securities compared to downgrades. The impact of these factors can be seen in the movement of the yield spread between the Credit Suisse High Yield Bond Index4 and U.S. Treasury securities of comparable maturities, which declined from 431 bp at the beginning of the period to 355 bp on December 31, 2021.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Oil Field Services, Independent Energy, Airlines, Midstream and Aerospace and Defense. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included: Pharmaceuticals, Electric Utilities, Cable & Satellite, Wireline Telecommunications and Health Insurance. From a credit quality perspective, CCC-rated securities had the best total return at 8.59%, followed by B-rated securities at 4.85%. BB-rated securities had a still respectable 4.56% return for the period.
Annual Shareholder Report

Security Selection
The Fund’s security selection had a positive impact on performance relative to the BHY2%ICI during the reporting period. Security selection in the Independent Energy, Midstream, Gaming and Pharmaceutical industry sectors positively impacted performance. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BHY2%ICI included: Callon Petroleum Corp., Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Western Midstream Operating, LP, Antero Midstream Partners, LP and Summit Midstream Holdings LLC. The Fund also benefited from equity positions in Oasis Petroleum, Inc. and Superior Energy Services, Inc.
The Fund was negatively impacted by security selection in the Automotive, Cable & Satellite, Technology, Aerospace & Defense and Metals & Mining sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Intelsat Jackson Holdings S.A., Bausch Health Cos., Inc., CSC Holdings LLC, Diamond Sports LLC/Diamond Sports Finance Co. and 1011778 BC Unltd. Liability Co./New Red Finance, Inc.
Sector Allocation
The Fund was negatively impacted by its sector allocation relative to the BHY2%ICI during the reporting period. Specifically, the Fund was negatively impacted by its overweight position to the underperforming Cable & Satellite, Packaging and Media & Entertainment sectors. The Fund was also underweight to the strong performing Airline sector. The Fund was positively impacted by its underweight position to the underperforming Wireline and Wireless Telecommunications sectors. The Fund also benefited from its overweight position to the strong performing Midstream sector.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Core Fund (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Fund	5.42%	6.27%	7.11%
BHY2%ICI	5.26%	6.28%	6.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BHY2%ICI is an issuer-constrained version of the Bloomberg U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.5%
Media Entertainment	8.5%
Health Care	7.5%
Midstream	7.2%
Technology	6.6%
Automotive	5.9%
Independent Energy	5.1%
Insurance - P&C	5.1%
Packaging	4.6%
Gaming	4.1%
Pharmaceuticals	3.6%
Chemicals	3.2%
Building Materials	3.1%
Other[2]	25.3%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.0% of the Fund’s total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2021
Principal Amount or Shares		Value
	CORPORATE BONDS—97.8%
	Aerospace/Defense—1.4%
$ 9,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 9,782,016
8,325,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	8,708,741
650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	668,688
3,100,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	3,095,319
10,500,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	10,833,637
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,033,400
	TOTAL	36,121,801
	Airlines—0.4%
6,675,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	6,951,545
2,850,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	3,051,652
	TOTAL	10,003,197
	Automotive—5.9%
10,000,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	10,212,900
2,225,000	Adient US LLC, 144A, 9.000%, 4/15/2025	2,366,555
675,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	707,748
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,330,437
625,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	634,516
1,850,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,848,178
425,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	452,149
10,050,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	9,936,937
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	612,039
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	501,495
14,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	14,745,331
7,500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	8,081,475
1,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,711,913
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	2,161,240
5,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	5,202,129
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,707,353
725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	780,194
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	6,201,909
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,749,220
11,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	11,972,793
2,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,686,710
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,722,928
7,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	7,622,709
7,350,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	7,469,143
495,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	518,520
21,150,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	22,446,178
14,625,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	14,622,733
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,315,206
	TOTAL	148,320,638
	Building Materials—3.1%
4,050,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	4,045,849
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	819,732
3,050,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	3,264,232
10,825,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	10,786,084
8,775,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	8,633,766
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,292,228
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	3,094,476
7,175,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	7,222,104
3,475,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	3,546,377
2,875,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,774,375
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,913,498
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 2,400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	$ 2,482,356
11,150,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	11,491,580
6,000,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	6,263,520
4,725,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	4,854,725
		TOTAL	76,484,902
		Cable Satellite—8.5%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,718,940
2,550,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,630,064
6,425,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	6,620,416
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,301,664
6,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,115,491
1,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,650,943
11,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	11,636,417
4,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	4,240,532
5,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	5,912,073
3,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,803,300
6,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	6,238,911
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	702,553
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,922,634
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,647,199
6,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	6,726,016
8,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,915,299
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	2,195,830
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,226,447
8,750,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	8,734,381
4,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,475,725
4,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	4,699,122
6,350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	6,510,020
1,650,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	1,669,594
2,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,082,834
4,275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	4,335,299
5,350,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	5,651,205
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	5,378,558
4,850,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	4,893,892
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,202,862
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,136,953
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	908,816
2,300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	2,303,692
8,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	8,029,689
1,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	1,611,712
6,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	6,862,159
4,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	4,343,699
10,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,764,000
10,350,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	10,573,715
6,025,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	6,004,274
2,200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,217,446
2,975,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	3,146,405
2,075,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,036,862
3,900,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	3,955,809
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,534,905
4,304,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,427,353
9,500,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	9,794,642
		TOTAL	212,490,352
		Chemicals—3.1%
2,850,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,761,579
5,325,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	5,467,923
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 3,925,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	$ 4,161,462
6,525,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,566,988
3,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,893,667
8,250,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	8,098,076
7,375,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	7,788,000
2,800,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,989,938
12,000,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	12,222,360
3,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	3,684,811
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,541,098
5,800,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	5,704,532
1,325,000	SPCM SA, 144A, 3.125%, 3/15/2027	1,310,664
1,100,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,061,539
1,875,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	1,928,213
4,550,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	4,669,437
	TOTAL	77,850,287
	Construction Machinery—0.8%
8,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	8,476,194
1,025,000	Ritchie Bros Hldgs, Inc., Sr. Unsecd. Note, 144A, 4.750%, 12/15/2031	1,071,832
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,465,546
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	989,130
2,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,168,141
3,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	3,263,060
725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 11/15/2027	753,482
	TOTAL	19,187,385
	Consumer Cyclical Services—2.5%
2,850,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	2,993,854
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,623,302
14,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	15,749,713
1,425,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	1,400,775
2,525,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	2,515,253
7,475,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	7,149,127
3,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,700,715
14,778,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	15,954,329
5,925,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	5,267,799
850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	884,850
	TOTAL	62,239,717
	Consumer Products—1.4%
11,175,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	11,421,632
7,250,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	7,202,766
2,950,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	2,976,476
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,338,226
6,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	6,231,340
3,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,630,869
	TOTAL	33,801,309
	Diversified Manufacturing—0.9%
769,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	795,742
14,475,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	14,961,289
5,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	6,477,846
	TOTAL	22,234,877
	Finance Companies—1.8%
5,075,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	4,790,394
2,400,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	2,397,612
1,600,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,598,552
4,125,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	4,402,406
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	857,483
3,000,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	3,015,555
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 6,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	$ 6,353,375
2,600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	2,583,984
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,307,737
7,725,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	7,878,226
5,925,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	5,822,231
2,775,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	2,784,713
	TOTAL	44,792,268
	Food & Beverage—2.8%
2,500,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,553,150
2,675,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,769,976
5,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	5,885,297
7,825,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,183,026
7,375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	9,398,902
3,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	3,477,880
2,575,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,690,270
3,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	3,305,449
4,400,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	4,489,364
550,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	578,759
5,625,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	5,970,544
9,200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,510,086
2,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	2,214,951
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,443,240
6,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	6,209,068
	TOTAL	69,679,962
	Gaming—4.1%
6,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	7,211,833
4,425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	4,521,399
2,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	2,426,644
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	214,544
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,956,180
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	626,523
2,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	3,032,211
3,875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	4,072,237
6,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	6,845,883
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	700,079
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,809,888
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,393,151
1,525,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,627,678
2,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	2,406,410
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,138,000
5,025,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	5,057,763
13,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	14,191,132
1,250,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,307,519
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,963,121
1,500,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,531,643
1,250,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,264,063
5,725,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	6,118,307
3,800,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,243,289
4,525,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	4,768,332
7,950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	8,010,579
3,275,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,307,439
275,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	279,415
1,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,959,576
2,425,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,528,754
2,175,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,318,441
	TOTAL	102,832,033
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—7.5%
$ 500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	$ 514,510
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	315,762
3,975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	3,981,022
5,250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	5,349,802
4,850,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,814,595
7,400,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	7,726,821
7,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	7,238,267
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	1,365,437
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,385,161
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	260,359
3,450,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	3,418,381
2,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2027	2,622,371
9,350,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	9,539,618
1,650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	1,761,920
1,525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,580,106
2,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,499,308
6,825,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	6,999,447
10,400,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	10,531,144
5,550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	5,876,756
6,500,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	7,151,950
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,740,791
1,650,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,749,025
5,900,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,062,220
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,373,164
925,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	965,251
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,185,070
5,550,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,530,242
7,900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	8,358,002
3,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	4,006,534
5,550,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	5,541,508
11,100,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	11,274,492
2,725,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	2,766,597
13,575,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	12,930,391
5,500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,182,595
4,925,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	5,010,055
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	720,262
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	2,983,129
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,824,883
3,750,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,886,331
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	368,778
1,194,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,210,423
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,604,940
12,275,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	12,990,080
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,697,719
	TOTAL	187,895,219
	Health Insurance—0.8%
4,850,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	4,761,075
2,125,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	2,163,760
675,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	688,537
6,275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,552,543
4,850,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,238,922
	TOTAL	19,404,837
	Independent Energy—5.0%
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,525,635
1,625,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,739,863
1,210,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	1,345,018
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 829,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	$ 944,927
2,750,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	3,001,419
2,300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,216,269
3,525,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	3,577,752
1,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,461,488
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,271,299
2,550,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,527,152
675,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	665,577
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,905,868
300,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	295,035
4,975,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,079,475
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	63,500
875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	898,323
8,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	8,717,638
900,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	935,118
7,025,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	7,191,282
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,135,000
2,675,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,833,400
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	748,524
1,000,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	1,128,770
2,250,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	2,312,471
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	1,662,488
1,400,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	1,472,058
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	1,300,507
4,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	4,144,958
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	2,028,030
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	438,396
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,980,139
2,900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	3,528,372
4,175,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	5,331,475
5,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	6,598,634
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	587,175
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,424,638
1,250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.500%, 7/15/2027	1,560,625
1,825,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	2,464,444
338,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	342,590
4,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,604,215
1,575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,628,219
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	536,345
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	3,098,967
2,150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	2,319,984
3,075,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	3,172,370
4,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	4,039,480
650,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	673,673
650,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	670,176
2,250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,314,215
650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	685,776
975,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	1,046,409
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,160,731
2,900,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,241,127
3,175,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	3,305,302
3,025,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	124,882,321
		Industrial - Other—1.2%
1,575,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,604,823
700,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	724,024
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 1,975,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	$ 2,116,064
750,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	752,981
13,250,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	13,270,270
5,529,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	5,930,765
5,650,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	5,946,794
	TOTAL	30,345,721
	Insurance - P&C—5.1%
8,875,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	9,217,043
10,175,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	10,294,200
6,294,232	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	7,038,399
6,675,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	6,502,618
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,017,893
12,950,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	12,741,570
2,250,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	2,336,625
7,200,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,428,600
28,075,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	28,882,858
550,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	556,336
19,100,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	19,183,658
14,750,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	14,876,776
	TOTAL	127,076,576
	Leisure—0.6%
7,875,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	8,030,610
1,125,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	1,137,532
5,950,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,164,200
875,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	935,430
	TOTAL	16,267,772
	Lodging—0.3%
2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,992,810
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	2,497,114
2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,139,600
	TOTAL	6,629,524
	Media Entertainment—8.4%
5,400,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	5,376,024
2,360,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,380,178
5,825,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,767,915
4,950,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	4,842,932
6,339,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,584,826
3,025,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,515,979
5,925,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,673,813
5,050,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	5,204,252
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,578,014
3,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	3,757,843
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,972,418
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	467,370
2,375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	2,412,169
4,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,476,730
15,636,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	16,506,561
225,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	228,585
2,700,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,821,973
575,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	560,783
3,075,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	2,991,129
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,323,885
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,615,557
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,905,344
11,950,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,252,753
6,700,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	6,837,853
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 8,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	$ 9,287,564
825,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	812,835
2,150,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	2,126,382
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	864,450
2,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,844,036
7,425,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	7,850,452
1,400,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,404,669
3,575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,571,479
1,350,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,405,370
4,275,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	4,343,443
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,300,397
4,575,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	4,656,183
5,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	5,415,547
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	688,036
2,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	2,379,134
4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,909,905
9,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	9,601,578
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,507,249
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	8,066,441
14,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	15,882,752
4,175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	4,224,182
6,150,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	6,343,448
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,373,875
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,708,991
	TOTAL	209,623,284
	Metals & Mining—1.2%
5,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	5,260,622
6,475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	6,736,460
5,650,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	5,186,079
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	2,914,263
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,108,662
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,551,418
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,083,702
1,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	2,163,565
	TOTAL	31,004,771
	Midstream—7.2%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	482,513
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,494,788
6,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,940,962
2,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,298,323
8,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,283,387
7,700,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	8,085,693
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	5,735,834
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,491,483
5,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	5,934,675
1,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	1,568,600
5,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	5,308,650
5,925,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	5,912,824
5,625,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	5,858,662
2,925,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	3,046,314
6,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	6,725,190
4,850,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	5,438,111
826,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	859,916
5,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	5,797,776
3,925,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	4,774,409
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,905,085
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 1,325,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	$ 1,317,322
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	721,788
4,050,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	4,222,976
4,475,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,467,773
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,213,112
3,850,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	4,201,967
2,650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	2,758,650
3,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,371,328
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,583,880
7,475,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	7,571,764
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,905,854
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,746,359
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,591,465
5,125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	5,354,241
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,065,679
2,750,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	2,991,120
5,725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	6,264,180
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,834,099
2,800,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	2,810,472
2,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,453,715
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	2,042,719
8,300,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	10,013,618
2,200,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	2,632,124
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	687,689
1,375,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	1,513,909
	TOTAL	179,280,998
	Oil Field Services—1.9%
7,150,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	7,465,601
8,675,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	9,117,425
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,321,142
4,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	3,796,764
2,050,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,858,151
1,775,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	1,811,609
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,626,462
3,275,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	2,394,402
6,550,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	6,925,315
8,991,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	9,360,485
	TOTAL	46,677,356
	Packaging—4.6%
11,475,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	11,831,184
5,675,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	5,631,501
12,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	12,164,053
2,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,795,466
2,650,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	2,575,085
1,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,708,955
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,932,342
3,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,233,504
6,825,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	6,849,911
13,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	13,137,990
12,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	13,199,300
3,775,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	3,831,663
5,125,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	5,296,918
3,750,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	4,044,581
2,200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,323,200
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	5,067,877
4,650,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	4,864,644
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 2,700,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	$ 2,810,943
10,400,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	11,008,400
		TOTAL	115,307,517
		Paper—0.6%
2,625,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,680,204
6,125,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,621,340
1,075,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,073,855
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	3,603,014
550,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	556,674
		TOTAL	14,535,087
		Pharmaceuticals—3.6%
2,625,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,670,977
1,450,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,506,550
2,125,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	1,958,347
3,800,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	3,359,447
4,900,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	4,319,595
2,650,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,332,795
10,784,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,997,901
11,100,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	10,565,868
1,550,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,536,678
8,825,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,279,002
2,775,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,926,182
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	793,114
2,150,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	2,146,990
575,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	585,902
3,650,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,724,834
4,550,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	4,649,508
5,900,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	6,119,303
7,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	3,890,357
9,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	4,996,037
1,100,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	1,119,778
6,225,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	6,514,307
4,975,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	4,919,952
		TOTAL	89,913,424
		Restaurant—1.4%
750,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	743,351
20,875,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	20,553,108
2,675,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	2,733,088
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	543,244
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,322,072
4,775,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	5,082,677
2,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,628,542
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	369,227
		TOTAL	33,975,309
		Retailers—0.7%
3,575,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	3,818,797
1,450,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,479,609
2,225,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	2,312,231
1,000,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	990,655
2,400,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	2,370,936
1,450,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	1,452,421
2,875,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,055,953
1,150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,194,275
		TOTAL	16,674,877
		Supermarkets—0.5%
9,625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	9,660,516
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	$ 973,134
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	955,242
1,400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,496,159
	TOTAL	13,085,051
	Technology—6.6%
2,375,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	2,521,211
5,600,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	5,601,288
2,975,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	3,110,675
6,250,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	6,665,219
1,000,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,096,790
4,425,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	4,440,687
1,075,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	1,082,541
6,300,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	6,400,012
2,975,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	3,097,555
3,850,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	4,028,717
850,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	916,160
1,450,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,485,873
4,800,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	4,756,872
1,875,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	1,930,613
1,025,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,049,431
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,333,663
4,700,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,658,875
6,525,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	6,422,786
2,800,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,865,240
9,750,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	9,877,140
3,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.625%, 9/1/2030	3,584,140
4,925,000	NCR Corp., 144A, 5.125%, 4/15/2029	5,107,274
1,950,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	2,011,464
4,800,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	4,939,176
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,961,250
4,275,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,586,274
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,396,615
2,375,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,424,376
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,366,791
1,525,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	1,542,621
4,500,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	4,290,682
7,700,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	7,518,588
9,200,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	8,988,446
675,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	692,901
4,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	4,112,724
3,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	3,078,589
1,250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	1,278,725
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,761,154
775,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	773,361
8,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	8,997,363
1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,076,477
1,575,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,600,885
3,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	3,284,374
9,000,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	9,326,745
1,800,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,802,493
	TOTAL	164,844,836
	Transportation Services—0.5%
4,225,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,343,237
6,775,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	7,052,775
	TOTAL	11,396,012
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.4%
$ 3,625,000		Calpine Corp., 144A, 4.500%, 2/15/2028	$ 3,767,209
299,000		Calpine Corp., 144A, 5.250%, 6/1/2026	307,137
4,900,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	4,730,117
975,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	963,071
2,600,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,604,017
3,875,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,940,022
8,775,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,070,718
2,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	2,165,905
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	907,735
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	976,710
6,675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	6,552,080
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,072,800
975,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	1,032,154
2,975,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,123,393
5,550,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	5,886,469
4,225,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	4,240,400
3,600,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,722,346
4,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	4,460,221
		TOTAL	59,522,504
		Wireless Communications—1.0%
800,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,013,344
3,150,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	3,540,348
3,625,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	4,173,336
825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	859,732
3,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	3,462,655
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	342,625
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	5,497,037
4,850,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	4,950,249
		TOTAL	23,839,326
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,399,269,804)	2,438,221,050
		COMMON STOCKS—0.4%
		Chemicals—0.1%
62,324	[2]	Hexion Holdings Corp.	1,804,591
		Independent Energy—0.0%
347		Chesapeake Energy Corp.	22,389
		Media Entertainment—0.1%
67,010	[2]	iHeartMedia, Inc.	1,409,890
		Oil Field Services—0.2%
140,672	[2,3]	Superior Energy Services, Inc.	6,084,064
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,882,629)	9,320,934
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $1,976,000)	2,143,130
		WARRANTS—0.0%
		Independent Energy—0.0%
17,432	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	625,983
655	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	21,209
6,639	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	265,294
		TOTAL WARRANTS (IDENTIFIED COST $2,504,034)	912,486
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.6%
15,264,347	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $15,269,453)	$ 15,264,347
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $2,425,901,920)[6]	2,465,861,947
	OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	28,386,878
	TOTAL NET ASSETS—100%	$2,494,248,825
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2020	$34,452,869
Purchases at Cost	$914,003,162
Proceeds from Sales	$(933,183,453)
Change in Unrealized Appreciation/Depreciation	$14,328
Net Realized Gain/(Loss)	$(22,559)
Value as of 12/31/2021	$15,264,347
Shares Held as of 12/31/2021	15,264,347
Dividend Income	$12,615

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,430,053,736.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,438,221,050	$0	$2,438,221,050
Floating Rate Loan	—	2,143,130	—	2,143,130
Warrants	912,486	—	—	912,486
Equity Securities:
Common Stocks
Domestic	3,236,870	—	6,084,064	9,320,934
Investment Company	15,264,347	—	—	15,264,347
TOTAL SECURITIES	$19,413,703	$2,440,364,180	$6,084,064	$2,465,861,947
Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.35	$6.36	$5.88	$6.40	$6.32
Income From Investment Operations:
Net investment income (loss)	0.33	0.35	0.38	0.38	0.39
Net realized and unrealized gain (loss)	0.01	0.01	0.49	(0.51)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.36	0.87	(0.13)	0.47
Less Distributions:
Distributions from net investment income	(0.35)	(0.37)	(0.39)	(0.39)	(0.39)
Net Asset Value, End of Period	$6.34	$6.35	$6.36	$5.88	$6.40
Total Return[1]	5.42%	6.09%	15.18%	(2.16)%	7.55%
Ratios to Average Net Assets:
Net expenses[2]	0.02%	0.03%	0.03%	0.03%	0.02%
Net investment income	5.16%	5.70%	6.16%	6.14%	6.05%
Expense waiver/reimbursement	—%	—%	—%	—%	0.00%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,494,249	$2,212,263	$1,866,222	$1,712,174	$2,036,543
Portfolio turnover[4]	34%	38%	34%	21%	28%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Represents less than 0.01%.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $15,264,347 of investments in an affiliated holding* (identified cost $2,425,901,920)	$2,465,861,947
Income receivable	38,177,290
Income receivable from an affiliated holding	888
Total Assets	2,504,040,125
Liabilities:
Income distribution payable	9,688,750
Accrued expenses (Note 5)	102,550
Total Liabilities	9,791,300
Net assets for 393,366,752 shares outstanding	$2,494,248,825
Net Assets Consist of:
Paid-in capital	$2,515,231,183
Total distributable earnings (loss)	(20,982,358)
Total Net Assets	$2,494,248,825
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,494,248,825 ÷ 393,366,752 shares outstanding, no par value, unlimited shares authorized	$6.34

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$127,380,530
Dividends (including $12,615 received from an affiliated holding*)	269,033
TOTAL INCOME	127,649,563
Expenses:
Administrative fee (Note 5)	11,025
Custodian fees	87,040
Transfer agent fees	165,002
Directors’/Trustees’ fees (Note 5)	13,327
Auditing fees	36,000
Legal fees	10,585
Portfolio accounting fees	230,374
Share registration costs	2,471
Printing and postage	18,809
Commitment fee (Note 7)	7,052
Miscellaneous (Note 5)	23,527
TOTAL EXPENSES	605,212
Net investment income	127,044,351
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(22,559) on sales of investments in an affiliated holding*)	19,028,036
Realized gain distribution from affiliated investment company shares	2,275
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $14,328 on investments in an affiliated holding*)	(15,581,232)
Net realized and unrealized gain (loss) on investments	3,449,079
Change in net assets resulting from operations	$130,493,430

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$127,044,351	$99,087,276
Net realized gain (loss)	19,030,311	(6,529,622)
Net change in unrealized appreciation/depreciation	(15,581,232)	31,553,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,493,430	124,111,072
Distributions to Shareholders	(133,937,444)	(104,750,703)
Share Transactions:
Proceeds from sale of shares	706,985,450	740,733,532
Net asset value of shares issued to shareholders in payment of distributions declared	22,419,254	11,407,561
Cost of shares redeemed	(443,975,198)	(425,459,920)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	285,429,506	326,681,173
Change in net assets	281,985,492	346,041,542
Net Assets:
Beginning of period	2,212,263,333	1,866,221,791
End of period	$2,494,248,825	$2,212,263,333
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was High Yield Bond Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report

the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2021	Year Ended 12/31/2020
Shares sold	111,369,520	124,631,886
Shares issued to shareholders in payment of distributions declared	3,530,925	1,874,131
Shares redeemed	(70,088,967)	(71,267,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	44,811,478	55,238,819
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$133,937,444	$104,750,703
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,848,794
Net unrealized appreciation	$35,808,211
Capital loss carryforwards	$(59,639,363)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At December 31, 2021, the cost of investments for federal tax purposes was $2,430,053,736. The net unrealized appreciation of investments for federal tax purposes was $35,808,211. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,992,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,184,052.
As of December 31, 2021, the Fund had a capital loss carryforward of $59,639,363 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$59,639,363	$59,639,363
The Fund used capital loss carryforwards of $11,557,395 to offset capital gains realized during the year ended December 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its
Annual Shareholder Report

affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,753,485 and $6,255,938, respectively. Net realized gain recognized on these transactions was $156,625.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$1,107,000,437
Sales	$808,745,917
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (formerly, High Yield Bond Portfolio) (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 22, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,016.20	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.05	$0.15

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for High Yield Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Mortgage Core Fund
(formerly, Federated Mortgage Core Portfolio)

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the Mortgage Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was -0.89%. The Bloomberg US Mortgage Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned -1.04% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were (a) interest rate strategy and (b) yield curve strategy.
The following discussion will focus on the Fund’s performance relative to the BMBS.
MARKET OVERVIEW
U.S. economic growth was broadly resilient as consumer spending increased, supported by employment gain, greater consumer wealth and stimulus programs. Monetary and fiscal stimulus remained prevalent with low rates, quantitative easing (QE) asset purchases and the passage of the American Rescue Plan Act of 2021. In the latter portion of the reporting period, the Federal Open Market Committee (FOMC) deemed growth sufficiently strong to announce the tapering of QE investments.
Monetary policy remained stimulative with the federal funds rate maintained in a range of 0.0%-0.25% and monthly purchases of Treasury and mortgage-backed securities (MBS)2 during the reporting period. Additionally, the American Rescue Plan Act of 2021 provided $1.9 trillion of fiscal stimulus which increased unemployment benefits, aided state and local governments and provided direct cash payments to qualifying citizens among other distributions. The combination of monetary and fiscal stimulus, employment gains and rising financial asset prices resulted in strong GDP growth. Given significant job growth and an unemployment rate of 3.9%, the FOMC announced the tapering of asset purchases at its December 2021 meeting.
Although Treasury yields increased during the reporting period, they remained low in a historical context which commensurately depressed 30-year fixed mortgage rates and led to fast prepayments on residential MBS as borrowers reduced debt service costs via refinancing. Elevated prepayments negatively impacted MBS performance and the sector posted negative excess returns as a result. Demand for Treasury securities also declined as evidenced by the yield increase across the maturity spectrum. During the reporting period, the 2- and 10-year U.S. Treasury yields increased 61 and 60 basis points to yield 0.73% and 1.51%, respectively.3
Interest rate strategy
The Fund decreased effective duration, relative to the benchmark, to reduce the anticipated impact of higher market yields. The lower portfolio sensitivity to interest rates proved beneficial as Treasury yields climbed. Interest rate strategy made a positive contribution to Fund performance.
YIELD CURVE strategy
Tactical moves made in anticipation of changes in the shape of the yield curve were utilized throughout the reporting period. While the general bias was toward a flattening yield curve, exposure to intermediate maturities negatively impacted trade results. Overall, yield curve strategy acted as a drag on Fund performance.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Mortgage Core Fund (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Fund	-0.89%	2.77%	2.46%
BMBS	-1.04%	2.50%	2.28%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Mortgage Backed Securities Index” to “Bloomberg US Mortgage Backed Securities Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	87.3%
Asset-Backed Securities	3.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.5%
Non-Agency Mortgage-Backed Securities	0.2%
Cash Equivalents[2]	38.5%
Other Assets and Liabilities—Net[3]	(30.9)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements including those that are segregated subject to dollar-roll transactions equal to 29.6% of net assets.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2021
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.3%
	Federal Home Loan Mortgage Corporation—19.6%
$ 39,367,314	2.000%, 11/1/2036	$ 40,360,543
12,108,627	2.000%, 9/1/2050	12,102,623
22,980,827	2.000%, 3/1/2051	22,955,070
30,402,183	2.000%, 4/1/2051	30,368,108
12,675,492	2.000%, 8/1/2051	12,657,324
33,321,182	2.000%, 8/1/2051	33,273,422
19,853,153	2.000%, 11/1/2051	19,818,493
1,878,172	2.500%, 10/1/2049	1,922,116
2,459,997	2.500%, 1/1/2051	2,512,751
12,738,576	2.500%, 8/1/2051	13,037,624
15,354,218	2.500%, 8/1/2051	15,690,679
3,192,415	2.500%, 11/1/2051	3,263,618
1,912,197	3.000%, 4/1/2031	2,005,402
1,776,762	3.000%, 1/1/2032	1,866,364
2,442,195	3.000%, 3/1/2032	2,569,628
3,092,210	3.000%, 3/1/2032	3,243,898
2,847,142	3.000%, 6/1/2032	2,985,918
3,597,110	3.000%, 6/1/2032	3,778,062
7,050,602	3.000%, 11/1/2032	7,424,670
1,101,112	3.000%, 12/1/2032	1,158,086
4,613,341	3.000%, 1/1/2033	4,854,064
17,613,970	3.000%, 2/1/2033	18,582,600
2,293,641	3.000%, 7/1/2033	2,416,189
16,508,561	3.000%, 1/1/2043	17,467,733
2,054,597	3.000%, 11/1/2044	2,132,398
569,063	3.000%, 6/1/2045	597,680
5,319,859	3.000%, 10/1/2045	5,632,276
720,520	3.000%, 5/1/2046	762,609
12,477,807	3.000%, 6/1/2046	13,191,088
5,791,784	3.000%, 6/1/2046	6,200,692
6,478,687	3.000%, 7/1/2046	6,875,354
2,109,752	3.000%, 9/1/2046	2,231,014
5,281,358	3.000%, 10/1/2046	5,589,863
5,451,202	3.000%, 10/1/2046	5,752,593
7,479,501	3.000%, 10/1/2046	7,909,396
4,139,750	3.000%, 11/1/2046	4,329,823
2,681,854	3.000%, 11/1/2046	2,835,998
6,113,918	3.000%, 12/1/2046	6,495,894
7,976,590	3.000%, 1/1/2047	8,337,842
8,756,363	3.000%, 5/1/2047	9,245,967
24,266,781	3.000%, 7/1/2051	25,204,653
4,207,083	3.000%, 8/1/2051	4,367,708
19,462,244	3.000%, 10/1/2051	20,207,206
19,734,097	3.000%, 11/1/2051	20,519,913
205,729	3.500%, 6/1/2026	216,879
271,422	3.500%, 6/1/2026	286,131
92,641	3.500%, 7/1/2026	97,661
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 4,789,065	3.500%, 7/1/2042	$ 5,154,357
4,269,999	3.500%, 9/1/2043	4,579,687
2,036,509	3.500%, 5/1/2046	2,166,390
20,253,023	3.500%, 7/1/2046	21,842,152
13,911,771	3.500%, 11/1/2047	14,794,665
7,110,198	3.500%, 11/1/2047	7,546,440
2,407,196	3.500%, 12/1/2047	2,594,005
13,523,923	3.500%, 12/1/2047	14,388,330
7,234,917	3.500%, 2/1/2048	7,680,394
11,402,040	3.500%, 2/1/2048	12,173,581
2,637,671	3.500%, 8/1/2051	2,790,025
78,487	4.000%, 5/1/2024	82,473
577,324	4.000%, 8/1/2025	606,637
74,413	4.000%, 5/1/2026	78,192
1,034,624	4.000%, 5/1/2026	1,087,158
921,472	4.000%, 12/1/2040	997,265
6,066,542	4.000%, 12/1/2041	6,568,738
672,334	4.000%, 1/1/2042	727,991
10,212,273	4.000%, 6/1/2047	11,099,145
9,606,510	4.000%, 10/1/2047	10,390,340
3,886,648	4.000%, 11/1/2047	4,166,183
6,863,927	4.000%, 12/1/2047	7,414,542
3,519,389	4.000%, 2/1/2048	3,785,983
9,266,260	4.000%, 4/1/2048	9,919,676
3,898,716	4.000%, 5/1/2048	4,168,763
4,107,283	4.000%, 6/1/2048	4,452,809
57,109	4.500%, 7/1/2024	59,081
67,705	4.500%, 8/1/2024	70,044
127,455	4.500%, 9/1/2024	131,858
63,324	4.500%, 9/1/2024	65,445
101,701	4.500%, 6/1/2025	105,620
531,048	4.500%, 11/1/2039	584,016
1,574,724	4.500%, 5/1/2040	1,733,454
154,752	4.500%, 6/1/2040	170,372
227,300	4.500%, 7/1/2040	250,189
491,533	4.500%, 8/1/2040	540,805
864,745	4.500%, 8/1/2040	951,780
2,753,173	4.500%, 9/1/2040	3,032,478
531,547	4.500%, 7/1/2041	582,819
400,791	4.500%, 7/1/2041	440,703
315,732	4.500%, 7/1/2041	346,187
6,479,951	4.500%, 2/1/2048	7,098,925
4,437,248	4.500%, 5/1/2048	4,774,782
2,370,736	4.500%, 10/1/2048	2,542,925
21,314	5.000%, 6/1/2023	21,803
45,701	5.000%, 7/1/2023	46,747
19,806	5.000%, 7/1/2023	20,260
16,137	5.000%, 7/1/2025	16,549
990,022	5.000%, 1/1/2034	1,094,110
338,804	5.000%, 5/1/2034	374,854
Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,186	5.000%, 11/1/2035	$ 1,324
381,458	5.000%, 4/1/2036	425,780
503	5.000%, 4/1/2036	562
9,191	5.000%, 4/1/2036	10,242
85,861	5.000%, 4/1/2036	95,952
76,248	5.000%, 5/1/2036	85,092
66,121	5.000%, 6/1/2036	73,799
145,128	5.000%, 6/1/2036	161,052
379,954	5.000%, 12/1/2037	423,841
58,938	5.000%, 5/1/2038	65,800
32,522	5.000%, 6/1/2038	36,361
66,055	5.000%, 9/1/2038	73,924
62,869	5.000%, 2/1/2039	70,426
63,182	5.000%, 6/1/2039	70,596
1,781,694	5.000%, 10/1/2039	1,992,683
162,431	5.000%, 2/1/2040	181,817
295,758	5.000%, 8/1/2040	331,619
477	5.500%, 1/1/2022	478
1,869	5.500%, 2/1/2022	1,872
829,499	5.500%, 5/1/2034	934,144
42,027	5.500%, 3/1/2036	48,070
58,369	5.500%, 3/1/2036	66,530
25,579	5.500%, 3/1/2036	29,271
98,200	5.500%, 3/1/2036	111,436
216,136	5.500%, 6/1/2036	247,221
87,024	5.500%, 6/1/2036	99,548
46,400	5.500%, 6/1/2036	52,806
81,840	5.500%, 9/1/2037	94,143
196,077	5.500%, 9/1/2037	224,241
105,414	5.500%, 12/1/2037	121,212
14,339	5.500%, 3/1/2038	16,443
9,483	6.000%, 7/1/2029	10,537
23,945	6.000%, 2/1/2032	27,095
17,705	6.000%, 5/1/2036	20,468
44,953	6.000%, 8/1/2037	52,229
226,305	6.000%, 9/1/2037	262,188
876	6.500%, 3/1/2022	880
4,594	6.500%, 6/1/2029	5,185
2,017	6.500%, 7/1/2029	2,253
159,888	6.500%, 11/1/2036	189,912
376,357	6.500%, 10/1/2037	449,348
1,844	6.500%, 4/1/2038	2,202
1,755	6.500%, 4/1/2038	2,095
7,487	7.000%, 4/1/2032	8,650
114,905	7.000%, 4/1/2032	135,995
47,869	7.000%, 9/1/2037	58,640
15,218	7.500%, 10/1/2029	17,378
7,904	7.500%, 11/1/2029	9,062
10,395	7.500%, 4/1/2031	11,304
11,775	7.500%, 5/1/2031	13,767
Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,995	8.000%, 3/1/2030	$ 2,290
31,775	8.000%, 1/1/2031	37,098
40,015	8.000%, 2/1/2031	46,645
14,577	8.000%, 3/1/2031	16,938
837	8.500%, 9/1/2025	912
230	8.500%, 9/1/2025	249
	TOTAL	629,178,955
	Federal National Mortgage Association—35.1%
29,356,043	1.500%, 10/1/2036	29,487,899
9,308,156	2.000%, 9/1/2035	9,545,908
2,449,324	2.000%, 9/1/2036	2,513,875
2,978,679	2.000%, 12/1/2036	3,053,831
4,784,293	2.000%, 9/1/2050	4,781,921
5,407,935	2.000%, 10/1/2050	5,403,564
22,905,905	2.000%, 10/1/2050	23,009,078
30,004,424	2.000%, 11/1/2050	29,980,171
28,049,122	2.000%, 2/1/2051	28,026,449
9,389,540	2.000%, 3/1/2051	9,379,016
9,592,630	2.000%, 3/1/2051	9,580,680
32,618,395	2.000%, 3/1/2051	32,577,759
15,768,463	2.000%, 3/1/2051	15,748,819
21,020,689	2.000%, 3/1/2051	20,997,129
13,712,245	2.000%, 3/1/2051	13,706,518
30,474,911	2.000%, 4/1/2051	30,440,755
9,686,948	2.000%, 4/1/2051	9,674,880
9,377,559	2.000%, 4/1/2051	9,386,096
4,792,047	2.000%, 4/1/2051	4,798,656
14,303,762	2.000%, 4/1/2051	14,310,080
26,611,049	2.000%, 4/1/2051	26,689,331
5,708,901	2.000%, 5/1/2051	5,723,911
4,188,601	2.000%, 5/1/2051	4,199,614
57,032,399	2.000%, 5/1/2051	56,968,477
22,127,838	2.000%, 6/1/2051	22,156,629
12,672,691	2.000%, 8/1/2051	12,654,527
20,252,149	2.000%, 8/1/2051	20,262,044
26,797,057	2.000%, 8/1/2051	26,758,648
20,579,941	2.000%, 8/1/2051	20,643,054
2,207,355	2.500%, 2/1/2028	2,287,547
12,124,508	2.500%, 11/1/2049	12,415,770
2,909,778	2.500%, 12/1/2049	2,974,223
14,315,841	2.500%, 7/1/2050	14,642,074
8,445,497	2.500%, 1/1/2051	8,721,618
26,968,571	2.500%, 7/1/2051	27,770,234
28,807,318	2.500%, 8/1/2051	29,433,180
19,755,907	2.500%, 8/1/2051	20,185,120
5,210,432	2.500%, 8/1/2051	5,322,981
25,949,703	2.500%, 9/1/2051	26,539,431
55,152,200	2.500%, 9/1/2051	56,343,532
1,440,097	3.000%, 2/1/2032	1,511,146
3,182,604	3.000%, 8/1/2043	3,349,616
Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,784,789	3.000%, 9/1/2043	$ 1,878,448
7,646,465	3.000%, 8/1/2046	8,074,009
3,388,377	3.000%, 9/1/2046	3,586,305
3,233,858	3.000%, 10/1/2046	3,382,337
1,625,345	3.000%, 10/1/2046	1,718,764
3,462,036	3.000%, 11/1/2046	3,620,992
2,741,370	3.000%, 11/1/2046	2,898,934
3,740,101	3.000%, 11/1/2046	3,941,044
906,668	3.000%, 1/1/2047	947,731
28,683,601	3.000%, 1/1/2047	29,982,652
897,392	3.000%, 2/1/2047	953,458
5,233,159	3.000%, 3/1/2047	5,473,434
10,150,507	3.000%, 3/1/2047	10,711,718
1,210,372	3.000%, 4/1/2047	1,279,184
6,685,552	3.000%, 12/1/2047	7,059,368
10,611,781	3.000%, 12/1/2047	11,231,657
4,051,483	3.000%, 2/1/2048	4,271,054
1,099,964	3.000%, 2/1/2048	1,159,577
3,208,053	3.000%, 11/1/2049	3,352,140
1,263,868	3.000%, 11/1/2049	1,309,258
12,612,899	3.000%, 12/1/2049	13,070,805
18,699,805	3.000%, 12/1/2049	19,371,390
24,443,121	3.000%, 8/1/2051	25,418,362
19,517,548	3.000%, 11/1/2051	20,288,642
117,594	3.500%, 11/1/2025	123,967
182,027	3.500%, 11/1/2025	191,892
213,754	3.500%, 12/1/2025	225,338
217,091	3.500%, 1/1/2026	228,856
58,028	3.500%, 1/1/2026	61,173
18,170,010	3.500%, 4/1/2033	19,336,437
8,059,395	3.500%, 9/1/2042	8,691,765
12,920,794	3.500%, 7/1/2045	13,922,495
5,325,409	3.500%, 8/1/2046	5,694,917
5,755,067	3.500%, 8/1/2046	6,120,305
9,190,804	3.500%, 9/1/2046	9,792,469
6,100,646	3.500%, 11/1/2046	6,590,765
5,566,539	3.500%, 2/1/2047	6,013,748
8,954,822	3.500%, 11/1/2047	9,504,240
9,238,188	3.500%, 12/1/2047	9,808,600
4,580,873	3.500%, 4/1/2048	4,840,457
6,263,712	3.500%, 2/1/2051	6,599,572
163,991	4.000%, 12/1/2025	172,318
189,889	4.000%, 7/1/2026	199,531
1,320,421	4.000%, 2/1/2041	1,430,195
3,445,799	4.000%, 12/1/2041	3,732,255
1,572,218	4.000%, 3/1/2042	1,709,246
2,649,471	4.000%, 4/1/2042	2,868,798
1,069,097	4.000%, 3/1/2046	1,154,926
1,653,155	4.000%, 7/1/2046	1,792,588
1,859,490	4.000%, 9/1/2046	2,017,198
Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,665,711	4.000%, 11/1/2046	$ 2,891,171
12,131,960	4.000%, 6/1/2047	13,185,544
3,929,153	4.000%, 10/1/2047	4,234,276
6,274,424	4.000%, 10/1/2047	6,728,339
4,224,053	4.000%, 11/1/2047	4,545,740
5,341,841	4.000%, 12/1/2047	5,794,228
3,876,643	4.000%, 1/1/2048	4,230,932
5,098,866	4.000%, 2/1/2048	5,462,398
4,773,263	4.000%, 2/1/2048	5,115,073
9,490,725	4.000%, 2/1/2048	10,168,867
1,894,652	4.000%, 2/1/2048	2,053,892
4,209,149	4.000%, 2/1/2048	4,527,992
2,408,756	4.000%, 3/1/2048	2,624,151
1,637,885	4.000%, 3/1/2048	1,768,276
4,271,619	4.000%, 5/1/2048	4,567,495
1,129,443	4.000%, 6/1/2048	1,206,263
4,797,033	4.000%, 6/1/2048	5,126,305
2,245,217	4.000%, 7/1/2048	2,392,138
114,200	4.500%, 2/1/2039	125,362
576,685	4.500%, 5/1/2040	634,789
1,536,942	4.500%, 10/1/2040	1,685,193
189,135	4.500%, 11/1/2040	207,379
1,964,508	4.500%, 4/1/2041	2,154,003
951,651	4.500%, 6/1/2041	1,043,446
111,701	5.000%, 5/1/2023	114,106
19,012	5.000%, 8/1/2023	19,447
158,428	5.000%, 11/1/2023	163,275
1,297,418	5.000%, 2/1/2036	1,447,176
717,702	5.000%, 7/1/2040	803,970
833,036	5.000%, 10/1/2041	934,838
27,327	5.500%, 1/1/2032	30,593
19,954	5.500%, 1/1/2032	22,352
291,249	5.500%, 9/1/2034	329,608
844,452	5.500%, 12/1/2034	956,106
24,568	5.500%, 4/1/2035	27,742
343,964	5.500%, 11/1/2035	391,416
175,165	5.500%, 1/1/2036	199,461
65,684	5.500%, 3/1/2036	74,785
312,663	5.500%, 4/1/2036	355,596
441,021	5.500%, 4/1/2036	502,142
200,952	5.500%, 5/1/2036	230,079
93,043	5.500%, 9/1/2036	106,018
297,022	5.500%, 8/1/2037	338,685
143,227	5.500%, 7/1/2038	164,807
564,681	5.500%, 4/1/2041	636,710
7,887	6.000%, 1/1/2029	8,698
10,531	6.000%, 2/1/2029	11,614
3,047	6.000%, 2/1/2029	3,341
3,985	6.000%, 4/1/2029	4,437
11,359	6.000%, 5/1/2029	12,640
Annual Shareholder Report
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 6,029	6.000%, 5/1/2029	$ 6,661
461,121	6.000%, 7/1/2034	530,121
246,825	6.000%, 11/1/2034	283,209
103,459	6.000%, 7/1/2036	120,049
29,799	6.000%, 7/1/2036	34,550
115,559	6.000%, 10/1/2037	134,532
97,104	6.000%, 6/1/2038	112,541
625,002	6.000%, 7/1/2038	728,123
48,276	6.000%, 9/1/2038	56,255
39,170	6.000%, 10/1/2038	45,549
300,779	6.000%, 2/1/2039	349,861
19,928	6.500%, 9/1/2028	21,768
2,790	6.500%, 8/1/2029	3,131
4,629	6.500%, 6/1/2031	5,315
12,783	6.500%, 6/1/2031	14,574
1,903	6.500%, 6/1/2031	2,173
2,466	6.500%, 6/1/2031	2,717
2,693	6.500%, 1/1/2032	3,094
39,786	6.500%, 3/1/2032	45,937
136,424	6.500%, 4/1/2032	157,200
28,138	6.500%, 5/1/2032	32,649
176,451	6.500%, 7/1/2036	209,169
6,174	6.500%, 8/1/2036	7,319
13,368	6.500%, 9/1/2036	15,949
37,878	6.500%, 12/1/2036	44,709
86,220	6.500%, 9/1/2037	103,176
2,223	6.500%, 12/1/2037	2,663
65,917	6.500%, 10/1/2038	78,863
209	7.000%, 7/1/2023	217
3,806	7.000%, 2/1/2024	3,907
358	7.000%, 5/1/2024	378
1,271	7.000%, 7/1/2024	1,353
816	7.000%, 7/1/2025	884
9,621	7.000%, 9/1/2031	11,174
5,403	7.000%, 9/1/2031	6,367
82,800	7.000%, 11/1/2031	97,759
5,826	7.000%, 12/1/2031	6,871
42,048	7.000%, 1/1/2032	45,905
25,507	7.000%, 2/1/2032	30,026
26,324	7.000%, 3/1/2032	31,082
52,109	7.000%, 3/1/2032	59,362
5,089	7.000%, 4/1/2032	6,022
18,572	7.000%, 4/1/2032	21,626
108,997	7.000%, 4/1/2032	129,178
12,415	7.000%, 6/1/2032	14,724
206,557	7.000%, 6/1/2037	252,836
827	7.500%, 1/1/2030	953
7,535	7.500%, 9/1/2030	8,713
6,186	7.500%, 5/1/2031	7,206
2,533	7.500%, 6/1/2031	2,957
Annual Shareholder Report
10

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 29,254	7.500%, 8/1/2031	$ 34,187
37,007	7.500%, 1/1/2032	42,134
3,083	7.500%, 6/1/2033	3,500
20	8.000%, 7/1/2023	20
3,053	8.000%, 10/1/2026	3,340
1,602	8.000%, 11/1/2029	1,839
210	9.000%, 6/1/2025	228
	TOTAL	1,126,100,604
	Government National Mortgage Association—1.7%
7,794,593	3.000%, 1/20/2047	8,148,331
917,738	3.500%, 8/15/2043	983,163
555,866	3.500%, 8/15/2043	595,493
10,429,542	3.500%, 3/20/2047	11,124,443
13,008,719	3.500%, 11/20/2047	13,860,221
815,855	4.000%, 9/15/2040	884,307
2,171,394	4.000%, 10/15/2040	2,350,922
998,748	4.000%, 1/15/2041	1,082,367
1,339,100	4.000%, 10/15/2041	1,451,914
4,454,364	4.000%, 6/15/2048	4,797,700
239,419	4.500%, 1/15/2039	263,696
147,589	4.500%, 6/15/2039	163,239
607,083	4.500%, 10/15/2039	671,554
227,251	4.500%, 1/15/2040	251,349
127,879	4.500%, 6/15/2040	141,558
124,595	4.500%, 9/15/2040	138,223
156,646	4.500%, 2/15/2041	174,146
676,163	4.500%, 3/15/2041	748,592
66,647	4.500%, 5/15/2041	74,093
2,213,802	4.500%, 6/20/2041	2,433,460
410,868	4.500%, 9/15/2041	456,767
370,479	4.500%, 10/15/2043	413,488
138,676	4.500%, 11/15/2043	154,341
353,313	5.000%, 1/15/2039	396,030
311,584	5.000%, 5/15/2039	349,627
421,128	5.000%, 8/20/2039	467,225
139,664	5.500%, 12/15/2038	157,831
100,282	5.500%, 12/20/2038	113,562
192,649	5.500%, 1/15/2039	218,543
203,816	5.500%, 2/15/2039	231,073
6,594	6.000%, 10/15/2028	7,227
4,881	6.000%, 3/15/2029	5,402
76,307	6.000%, 2/15/2036	87,135
98,157	6.000%, 4/15/2036	112,303
100,298	6.000%, 6/15/2037	114,928
10,431	6.500%, 10/15/2028	11,611
4,827	6.500%, 10/15/2028	5,168
6,006	6.500%, 11/15/2028	6,635
7,562	6.500%, 12/15/2028	8,338
2,831	6.500%, 2/15/2029	3,145
10,960	6.500%, 3/15/2029	12,118
Annual Shareholder Report
11

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 23,370		6.500%, 9/15/2031	$ 26,445
53,816		6.500%, 2/15/2032	61,134
9,903		7.000%, 11/15/2027	10,880
6,435		7.000%, 6/15/2028	7,122
11,472		7.000%, 11/15/2028	12,697
7,067		7.000%, 1/15/2029	7,888
6,800		7.000%, 5/15/2029	7,661
1,279		7.000%, 10/15/2029	1,418
19,714		7.000%, 5/15/2030	22,210
13,610		7.000%, 11/15/2030	15,469
9,762		7.000%, 12/15/2030	10,935
13,070		7.000%, 8/15/2031	14,866
45,750		7.000%, 10/15/2031	52,391
10,206		7.000%, 12/15/2031	11,753
9,619		7.500%, 8/15/2029	10,854
37,706		7.500%, 10/15/2029	42,860
2,990		7.500%, 10/15/2030	3,411
6,460		7.500%, 1/15/2031	7,471
751		8.000%, 8/15/2029	861
2,301		8.000%, 10/15/2029	2,639
8,259		8.000%, 11/15/2029	9,481
7,926		8.000%, 1/15/2030	9,006
3,054		8.000%, 10/15/2030	3,498
68,702		8.000%, 11/15/2030	79,458
3,445		8.500%, 5/15/2029	3,965
		TOTAL	54,107,641
	[1]	Uniform Mortgage-Backed Securities, TBA—30.9%
35,000,000		1.500%, 1/1/2037	35,136,447
141,000,000		2.000%, 1/1/2037	144,506,303
125,000,000		2.000%, 1/1/2052	124,699,225
479,500,000		2.500%, 1/1/2052	489,614,669
188,000,000		3.000%, 1/1/2052	194,837,034
		TOTAL	988,793,678
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,755,259,798)	2,798,180,878
		ASSET-BACKED SECURITIES—3.5%
		Auto Receivables—0.7%
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,263,989
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,041,499
		TOTAL	21,305,488
		Credit Card—1.1%
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.470% (1-month USLIBOR +0.360%), 4/15/2025	22,568,366
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.440% (1-month USLIBOR +0.330%), 8/15/2025	12,386,649
		TOTAL	34,955,015
		Student Loans—1.7%
5,847,017		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	5,843,881
12,237,883		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	12,203,402
10,437,304		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	10,426,828
12,247,354	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.909% (1-month USLIBOR +0.800%), 2/15/2036	12,334,553
Annual Shareholder Report
12

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 14,790,479	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.210% (1-month USLIBOR +1.100%), 7/15/2053	$ 14,939,053
		TOTAL	55,747,717
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $111,445,988)	112,008,220
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.9%
		Agency Commercial Mortgage-Backed Securities—0.9%
26,739,659	[2]	FHLMC REMIC, Series KF90, Class AS, 0.430% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $26,739,658)	26,814,246
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Federal Home Loan Mortgage Corporation—0.4%
12,158,797	[2]	REMIC, Series 3284, Class AF, 0.419% (1-month USLIBOR +0.310%), 3/15/2037	12,183,869
		Government National Mortgage Association—0.1%
3,330,155	[2]	REMIC, Series 2005-71, Class FA, 0.231% (1-month USLIBOR +0.140%), 9/16/2035	3,332,708
		Non-Agency Mortgage-Backed Securities—0.2%
519,506		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	402,381
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	100,979
73,366		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.834%, 8/25/2035	76,729
2,111,879		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,108,513
4,119,473		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	4,125,743
		TOTAL	6,814,345
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,649,117)	22,330,922
		INVESTMENT COMPANY—38.5%
1,233,856,835	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $1,233,856,835)	1,233,856,835
		TOTAL INVESTMENT IN SECURITIES—130.9% (IDENTIFIED COST $4,149,951,396)[5]	4,193,191,101
		OTHER ASSETS AND LIABILITIES - NET—(30.9)%[6]	(988,732,129)
		TOTAL NET ASSETS—100%	$3,204,458,972
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2020	$204,435,825
Purchases at Cost	$2,349,363,396
Proceeds from Sales	$(1,319,942,386)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2021	$1,233,856,835
Shares Held as of 12/31/2021	1,233,856,835
Dividend Income	$194,832

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $4,162,155,234.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2021.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,798,180,878	$—	$2,798,180,878
Asset-Backed Securities	—	112,008,220	—	112,008,220
Commercial Mortgage-Backed Security	—	26,814,246	—	26,814,246
Collateralized Mortgage Obligations	—	22,330,922	—	22,330,922
Investment Company	1,233,856,835	—	—	1,233,856,835
TOTAL SECURITIES	$1,233,856,835	$2,959,334,266	$—	$4,193,191,101

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.07	$9.88	$9.60	$9.80	$9.81
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.24	0.32	0.30	0.27
Net realized and unrealized gain (loss)	(0.26)	0.22	0.28	(0.20)	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.46	0.60	0.10	0.27
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.32)	(0.30)	(0.28)
Net Asset Value, End of Period	$9.76	$10.07	$9.88	$9.60	$9.80
Total Return[3]	(0.89)%	4.70%	6.33%	1.10%	2.75%
Ratios to Average Net Assets:
Net expenses[4]	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income	1.72%	2.42%	3.25%	3.18%	2.71%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,204,459	$2,143,118	$2,528,865	$2,815,951	$1,787,418
Portfolio turnover[7]	351%	257%	130%	109%	88%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	65%	72%	100%	109%	46%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $1,233,856,835 of investments in an affiliated holding* (identified cost $4,149,951,396)	$4,193,191,101
Cash	60
Due from broker (Note 2)	840,003
Income receivable	4,910,992
Income receivable from an affiliated holding	25,006
Total Assets	4,198,967,162
Liabilities:
Payable for investments purchased	989,090,906
Income distribution payable	5,266,477
Accrued expenses (Note 5)	150,807
Total Liabilities	994,508,190
Net assets for 328,180,298 shares outstanding	$3,204,458,972
Net Assets Consist of:
Paid-in capital	$3,210,203,267
Total distributable earnings (loss)	(5,744,295)
Total Net Assets	$3,204,458,972
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,204,458,972 ÷ 328,180,298 shares outstanding, no par value, unlimited shares authorized	$9.76

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$44,181,019
Dividends received from an affiliated holding*	194,832
TOTAL INCOME	44,375,851
Expenses:
Administrative fee (Note 5)	7,752
Custodian fees	104,580
Transfer agent fees	156,615
Directors’/Trustees’ fees (Note 5)	13,269
Auditing fees	31,900
Legal fees	10,585
Portfolio accounting fees	248,756
Share registration costs	2,473
Printing and postage	18,726
Miscellaneous (Note 5)	31,129
TOTAL EXPENSES	625,785
Net investment income	43,750,066
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(7,311,144)
Net realized loss on futures contracts	(2,583,451)
Net change in unrealized appreciation of investments	(58,278,254)
Net realized and unrealized gain (loss) on investments and futures contracts	(68,172,849)
Change in net assets resulting from operations	$(24,422,783)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,750,066	$62,927,831
Net realized gain (loss)	(9,894,595)	39,055,732
Net change in unrealized appreciation/depreciation	(58,278,254)	21,837,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,422,783)	123,821,245
Distributions to Shareholders	(56,034,731)	(70,234,363)
Share Transactions:
Proceeds from sale of shares	1,365,048,740	1,127,424,951
Net asset value of shares issued to shareholders in payment of distributions declared	8,562,706	9,568,350
Cost of shares redeemed	(231,813,060)	(1,576,326,869)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,141,798,386	(439,333,568)
Change in net assets	1,061,340,872	(385,746,686)
Net Assets:
Beginning of period	2,143,118,100	2,528,864,786
End of period	$3,204,458,972	$2,143,118,100
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was Federated Mortgage Core Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
19

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At December 31, 2021, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $14,753,510. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
20

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,583,451)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2021	Year Ended 12/31/2020
Shares sold	137,902,805	112,591,117
Shares issued to shareholders in payment of distributions declared	864,504	949,096
Shares redeemed	(23,434,485)	(156,643,675)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,332,824	(43,103,462)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$56,034,731	$70,234,363
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$265,923
Net unrealized appreciation	$31,035,867
Capital loss carryforwards and deferrals	$(37,046,085)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions and principal loss adjustments.
At December 31, 2021, the cost of investments for federal tax purposes was $4,162,155,234. The net unrealized appreciation of investments for federal tax purposes was $31,035,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,924,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,888,889.
As of December 31, 2021, the Fund had a capital loss carryforward of $37,046,085 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,356,191	$13,689,894	$37,046,085
Annual Shareholder Report
21

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$—
Sales	$186,055,981
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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23

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF MORTGAGE CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (formerly, Federated Mortgage Core Portfolio) (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting the Federated Hermes Core Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 22, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$997.10	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2021
Mortgage Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund outperformed its benchmark index.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
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Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
32

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Mortgage Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustee of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $140,900

Fiscal year ended 2020 - $141,200

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $56,742 and $40,819 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $84,118

Fiscal year ended 2020 - $60,991

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2022